Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Schedule of acquisition consideration
USD in thousands

Cash paid	$1,404
Payables for acquisition(a)	210

Total acquisition cost	1,614

(a)

The acquisition consideration totaled $1,654 thousands, of which an amount of $1,404 thousands was paid at closing, and the balance of $250 thousands was paid in March 2022. The fair value of such deferred consideration was estimated at $210 as of the date of acquisition.

USD in thousands

Cash paid at closing	$95,000
Contingent consideration liability (a)	21,705
Deferred consideration (b)	13,788
Settlement of preexisting relationship (c)	(3,786)

Total acquisition cost	126,707

(a)

Pursuant to the Saol APA, and in addition to the cash paid at closing, the Company agreed to pay up to $50,000 thousand of contingent consideration subject the achievement of sales thresholds for the period commencing on the Acquisition Date and ending on December 31, 2034. The Company may be entitled for up to $3,000 thousands credit deductible from the contingent consideration payments due for the years 2023 through 2027, subject to certain conditions as defined in the agreement between the parties. The contingent consideration totaled $21,705 thousands, which represents its fair value (Level 3) at the Acquisition Date, based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model.

In measuring the contingent consideration liability as of the Acquisition Date, the Company used an appropriate risk-adjusted discount rate of 10.6 % and volatility of 13.6%.

(b)	Pursuant to the Saol APA, the Company acquired inventory valued at $14,199 thousand which will be paid in ten quarterly installments of $1,500 thousand each or the remaining balance at the final installment. Such deferred inventory consideration totaled $13,788 thousand which represents the Fair value (Level 2) at the Acquisition Date. The interest rate used to calculate such fair value was based on the Company’s cost of debt which was estimated based on the long-term bank loan obtained to partially fund the acquisition. Through December 31, 2022, the Company made four quarterly installments on account of such inventory related debt. For further information about the deferred consideration, refer to Note 14b and Note 16.

(c)	In December 2019, the Company entered into a binding term-sheet for a 12-year contract manufacturing agreement with Saol to manufacture CYTOGAM. Through the Acquisition Date, the Company received a total of $3,786 thousand from Saol to partially fund the technology transfer activities required under such engagement. Such engagement was automatically terminated on the Acquisition Date, and such funds, previously accounted for as deferred revenues, were offset from the acquisition consideration as settlement of preexisting relationship.

Schedule of fair value of the identifiable assets and liabilities on the acquisition date
USD in thousands

Inventories	184
Property, plant and equipment	82
Intangible assets (a)	962
1,228

Other current liability	(30)

Net identifiable assets	1,198
Goodwill arising on acquisition (b)	416

Total acquisition cost	1,614

(a)

The intangible assets represent the value of the FDA license for the plasma collection facility at fair value (Level 3) at the acquisition date, based on the Greenfield Method. Under such method, the subject intangible asset is valued using a hypothetical cashflow scenario of developing an operating business in an entity that at inception only holds the subject intangible asset. In measuring the FDA license for the plasma collection facility, the Company used an appropriate discount rate of 19%.

(b)	The goodwill arising as part of the acquisition is attributed to the expected benefits from the synergies of the combination of the Company’s activities and those of the acquired plasma collection facility.

Fair value USD in thousands

Inventory(a)	22,849
Intangible assets(b)	121,174
Assumed liability(c)	(47,213)
Net identifiable assets	98,810

Goodwill arising on acquisition(d)	29,897

Total acquisition cost	126,707

(a)	Inventory was valued at cost which represent its fair value.

(b)	The following table details the intangible assets identified

(c)	Pursuant to the Saol APA, the Company assumed certain of Saol’s liabilities for the future payment of royalties (some of which are perpetual) and milestone payments to third party subject to the achievement of corresponding CYTOGAM related net sales thresholds and milestones. The fair value of such assumed liabilities at the Acquisition Date was estimated at $47,213 thousand, which was calculated based on the Option Pricing Method (OPM), Monte Carlo Simulation, and discounted cash flow using a discount rate in the range of 2.25 % and 11 % and the volatility of 10.8-14.2%. Refer to Note 14 and Note 16 for more information.

(d)	The goodwill arising on acquisition is attributed to the expected benefits from the synergies of the combination of the activities of the Company and the acquired business.

Schedule of intangible assets
Fair value USD in thousands

Customer Relations (1)	33,514
Intellectual property (2)	79,141
Assumed contract manufacturing agreement (3)	8,519
Total Intangible assets	121,174

(1)	Customer Relations represents its fair value (Level 3) at the Acquisition Date, based on a Multi Period Excess Earnings Method (“MPEEM”). In measuring the Customer Relations, the Company used an appropriate risk-adjusted discount rate of 11% and churn rate of 5%.

(2)	Intellectual property represents its fair value (Level 3) at the Acquisition Date, based on a Relief from Royalties (“RFRM”) Method. In measuring the Intellectual property, the Company used an appropriate risk-adjusted discount rate of 11% and Royalties rate of 15.2%.

(3)	Assumed contact manufacturing agreement represents its fair value (Level 3) at the Acquisition Date, based on With and Without method. Under the With and Without method the value of an intangible asset is calculated by comparing the cash-flow in situation where the valued asset is part of the business versus the cash-flow in situation where the asset is not part of the business. The Company used an appropriate risk-adjusted discount rate of 11%.